Average Annual Total Returns (Vanguard Short-Term Inflation-Protected Securities Index Fund Participant)	Vanguard Short-Term Inflation-Protected Securities Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. TIPS 0-5 Year Index Vanguard Short-Term Inflation-Protected Securities Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.29%)	(1.13%)
Since Inception	(1.11%)	(1.14%)